Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	4,160,509	3,836,631	378,766
Common stock, shares outstanding	4,160,509	3,836,631	378,766
Series A-1 Preferred Stock [Member]
Convertible preferred stock, shares authorized		2,763,000	2,763,000
Convertible preferred stock, shares issued		0	1,593,389
Convertible preferred stock, shares outstanding		0	1,593,389
Convertible preferred stock, liquidation preference		$ 0	$ 2,860,233
Series C Preferred Stock [Member]
Convertible preferred stock, shares authorized		200,000	200,000
Convertible preferred stock, shares issued		0	96,571
Convertible preferred stock, shares outstanding		0	96,571
Convertible preferred stock, liquidation preference		$ 0	$ 0
Series D Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.01	$ 0.01
Convertible preferred stock, shares authorized		1,000,000	1,000,000
Convertible preferred stock, shares issued		191,491	0
Convertible preferred stock, shares outstanding		191,491	0
Convertible preferred stock, liquidation preference		$ 1,915	$ 0
Series E Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.01	$ 0.01
Convertible preferred stock, shares authorized		100,000	100,000
Convertible preferred stock, shares issued		33,333	0
Convertible preferred stock, shares outstanding		33,333	0
Convertible preferred stock, liquidation preference		$ 333	$ 0